Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues	$ 21,786,637		$ 15,920,424	$ 13,123,929
Cost and expenses:
Cost of products and other	18,863,621		13,598,341	11,481,614
Operating expense (excluding depreciation and amortization expense as reflected below)	1,685,611		1,423,198	904,525
Depreciation and amortization expense	277,992		216,341	187,729
Cost of sales	20,827,224		15,237,880	12,573,868
General and administrative expenses (excluding depreciation and amortization expense as reflected below)	214,448		166,252	180,310
Depreciation and amortization expense	12,964		5,835	9,688
Gain on sale of assets	1,458		11,374	(1,004)
Total cost and expenses	21,056,094		15,421,341	12,762,862
Income from operations	730,543	[1]	499,083	361,067
Other income (expense)
Change in fair value of catalyst lease	(2,247)		1,422	10,184
Debt extinguishment costs	(25,451)		0	0
Interest expense, net	(162,383)		(155,819)	(109,411)
Income before income taxes	540,462		344,686	261,840
Income tax expense	(10,783)		23,689	648
Net income	551,245		320,997	261,192
Less: net income attributable to noncontrolling interests	51,168		40,109	34,880
Net income attributable to PBF Energy Company LLC	$ 500,077		$ 280,888	$ 226,312

[1]	(1)The Logistics segment includes 100% of the income from operations of TVPC as TVPC is consolidated by PBFX. PBFX records net income attributable to noncontrolling interest for the 50% equity interest in TVPC held by PBF Holding. PBF Holding (included in the Refining segment) records equity income in investee related to its 50% noncontrolling ownership interest in TVPC. For the purposes of the consolidated PBF Energy financial statements, PBF Holding’s equity income in investee and PBFX’s net income attributable to noncontrolling interest eliminate in consolidation. As the acquisition of PBFX’s 50% interest in TVPC was completed in the third quarter of 2016, there was no impact on comparative 2015 or 2014 disclosures.